Document and Entity Information	Aug. 06, 2020
Cover [Abstract]
Entity Registrant Name	Upjohn Inc
Amendment Flag	false
Entity Central Index Key	0001792044
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-56114
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	235 East 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	733-2323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false